Goodwill	12 Months Ended
Mar. 31, 2023
Goodwill
Goodwill

10.Goodwill

Changes in the carrying amount of goodwill as of September 30, 2022 were as follows:

				Foreign currency	Balance as of
	Balance as of			translation	March 31,
	March 31, 2022	Additions	Impairment	adjustments	2023
Jisen	4,581,112	—	—	(274,533)	4,306,579
Total	4,581,112	—	—	(274,533)	4,306,579

As the end of March of 31, 2023 and 2022, the Group had no impairment.